LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-Term Investments
Details	2024	2023
Investments in privately held companies	$6,780	$6,780
Pension plan net assets - see Notes 12B	1,870	1,672
	$8,650	$8,452